Supplement to Prospectus for Metropolitan Life Separate Account E for Preference Plus Group and Individual Annuity Contracts dated May 1, 1996.

 1. The first sentence on A-PPA-1 is changed to read as follows:

    This Prospectus describes individual and group non-qualified annuities, individual retirement annuities, Savings Incentive Match Plan for Employees individual retirement annuities and simplified employee pensions Preference Plus Contracts ("Contracts") and individual and group non-qualified annuities, individual retirement annuities, Savings Incentive Match Plan for Employees individual retirement annuities and simplified employee pensions Preference Plus Income Annuities ("Income Annuities").

 2. The second sentence of the second paragraph under "WHAT ARE THE CONTRACTS?" on A-PPA-10 is changed to read as follows:

    These include contracts meeting the tax requirements under the following provisions of the Internal Revenue Code ("Code"): (1) Individual Retirement Annuities (IRAs) under (S)408(b); (2) Simplified Employee Pensions (SEPs) under (S)408(k); (3) Savings Incentive Match Plan for Employees Individual Retirement Annuities ("SIMPLE IRAs") under (S)408(p); (4) Tax Sheltered Annuities (TSAs) under (S)403(b); (5) Public Employee Deferred Compensation
    (PEDC) under (S)457; (6) Keogh plans under (S)401; (7) Qualified Annuity Plans (403(a)) under (S)403(a); and (8) Non-Qualified Annuities under (S)72.

 3. The third paragraph under "WHAT ARE THE CONTRACTS?" on A-PPA-10 is changed to read as follows:

    This Prospectus describes four types of Contracts: IRAs, SIMPLE IRAs, Non-Qualified and SEPs.

 4. The second and third sentences of the first paragraph under "PURCHASE
    PAYMENTS: ARE THERE SPECIAL RULES CONCERNING THE FIRST PAYMENT AND OTHER ADMINISTRATIVE DETAILS THAT YOU SHOULD KNOW?" on A-PPA-11 are changed to read as follows:

    All purchase payments and all requests you may have concerning the Contracts, like a change in beneficiary, should be sent to one of our "Designated Office(s)." We will provide you with information indicating which Designated Office to contact regarding various matters and the addresses for these Offices.

 5. Add the following as the last paragraph under "PURCHASE PAYMENTS: ARE THERE SPECIAL RULES CONCERNING THE FIRST PAYMENT AND OTHER ADMINISTRATIVE DETAILS THAT YOU SHOULD KNOW?" on A-PPA-11:

    Under certain circumstances, we may be able to electronically submit your complete initial application to our Designated Office. For the purpose of crediting and valuing any purchase payment electronically submitted with your initial application we may, for certain Contracts, treat the electronic purchase payment as a payment received at our Designated Office if: (1) the electronic purchase payment is received at the Designated Office accompanied by a correct and complete electronic application record; and (2) your actual purchase payment, application and other documentation are received in good order at our Designated Office within five business days following the transmission of the electronic record. In such case, the agent or local office will electronically transmit a record of your purchase payment and application and then forward your actual purchase payment, application and other documentation to our Designated Office. Generally, the electronic record is received at our Designated Office the business day following its transmission by the agent or local office. If, however, your purchase payment and application are received at our Designated Office before the electronic record, then your purchase payment will be credited and valued as of the date it is received.

December 24, 1996

                   KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS

 6. Add the following sentence after the second sentence of "CAN YOU MAKE SYSTEMATIC WITHDRAWALS?" on page A-PPA-13:

    Starting on or about April 1, 1997, SWIP will also be available, if approved in your state, for SIMPLE IRAs and Non-Qualified Contracts.

 7. Add the following paragraph as the last item under "WITHDRAWALS AND TRANSFERS" on page A-PPA-14 and just before "DEDUCTIONS AND CHARGES":

    CAN MINIMUM DISTRIBUTION PAYMENTS BE MADE ON A PERIODIC BASIS?

    Yes. You may request that we make minimum distribution payments to you on a periodic basis. However, you must meet certain total Account Balance minimums at the time you request periodic minimum distribution payments.

 8. Delete the sentence at section 9 under "EXEMPTIONS FROM EARLY WITHDRAWAL CHARGES" on page A-PPA-16 and substitute the following:

    9. Nursing Home or Terminal Illness: To the first withdrawal if you or your spouse (A) is a resident in certain nursing home facilities for at least 90 consecutive days or (B) has been diagnosed as terminally ill and is expected to die within twelve months, but only if this provision has been approved by your state.

 9. The first sentence of the second paragraph under "WHAT ARE INCOME ANNUITIES?" on A-PPA-17 is changed to read as follows:

    Income Annuities can be either group or individual and are offered as IRAs, SIMPLE IRAs, SEPs, TSAs, PEDC, Keogh, 403(a) and Non-Qualified annuities.

10. The third paragraph under "WHAT ARE INCOME ANNUITIES?" on A-PPA-17 is changed to read as follows:

    This Prospectus describes four types of Income Annuities: IRAs, SIMPLE IRAs, SEPs and Non-Qualified Annuities.

11. Add the following paragraph after the first complete paragraph on A-PPA-23 just before "DOES METLIFE ADVERTISE THE PERFORMANCE OF THE SEPARATE ACCOUNT?"

    We also make payments to our licensed agents based upon the total Account Balances of the Contracts assigned to the agent. Under the program, we pay an amount up to .21% of the total Account Balances of the Contracts, other registered variable annuity contracts and certain mutual fund account balances. These asset based commissions compensate the agent for servicing the Contracts. These payments are not made for Income Annuities.

12. The third sentence of the third paragraph under "DOES METLIFE ADVERTISE THE PERFORMANCE OF THE SEPARATE ACCOUNT?" on page A-PPA-23 is changed to read as follows:

    Under the "EQUITY GENERATOR," an amount equal to the interest earned during a specified interval (i.e., monthly, quarterly) in the Fixed Interest Account is transferred to the Stock Index Division or the Aggressive Growth Division.

13. Delete the fourth sentence of the fifth paragraph under "HOW DO FEDERAL INCOME TAXES AFFECT YOUR DEFERRED CONTRACT?" on A-PPA-24 and substitute the following two sentences:

    Under a SIMPLE IRA, the tax penalty is increased to 25% for withdrawals during the first two years of an employee's participation in the SIMPLE IRA. If a combination of certain payments to you from certain tax-favored plans (which includes (S)403(a) plans, (S)403(b) arrangements, individual retirement arrangements, SIMPLE IRAs, SEPs and tax-qualified pension and profit sharing plans) exceeds the greater of (1) $150,000, or (2) $112,500 a year as indexed for inflation ($155,000 for 1996), an additional penalty tax of 15% in addition to ordinary income taxes is imposed on the excess.

December 24, 1996

                   KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS

14. Add the following paragraph immediately after the paragraph entitled "SEP Contracts" on A-PPA-25:

    SIMPLE IRAs. Beginning in 1997, if the employer has no more than 100 employees (who earn at least $5,000) and the SIMPLE IRA is the exclusive tax-qualified plan of the employer, employees may make contributions on a before-tax basis of up to $6,000 (subject to indexing) and the employer must generally match employee contributions dollar-for-dollar up to 3% of compensation. Under certain circumstances, the employer can elect to make a lesser matching contribution or make a contribution equal to 2% of compensation for all eligible employees. SIMPLE IRAs are exempt from complex nondiscrimination, top-heavy and reporting rules. Once a contribution is made, you (not the employer) have all rights to it. Once contributions are made (under these SIMPLE IRA rules), your SIMPLE IRA generally operates as if it were an IRA purchased by you under the IRA rules discussed above.

15. Add the following sentence after the first sentence of the fourth full paragraph in the right column on A-PPA-26:

    Under a SIMPLE IRA, the tax penalty is increased to 25% for withdrawals during the first two years of an employee's participation in the SIMPLE IRA.

16. Delete the first sentence of the last paragraph on A-PPA-26 (which continues onto A-PPA-27) and substitute the following sentence:

    If a combination of certain income payments to you from certain tax-favored plans (which includes (S)403(a) plans, (S)403(b) arrangements, individual retirement arrangements, SIMPLE IRAs, SEPs and tax-qualified pension and profit sharing plans) exceeds the greater of (1) $150,000, or (2) $112,500 a year as indexed for inflation ($155,000 for 1996), a penalty tax of 15% in addition to ordinary income taxes is imposed on the excess .

17. Delete the first sentence of the first full paragraph in the left column on A-PPA-27 and substitute the following:

    Distributions of your entire interest under the IRA, SIMPLE IRA, and SEP Income Annuities generally must be made beginning no later than the April 1 of the calendar year following the year in which you reach age 70 1/2 and a tax penalty of 50% applies to payments which should have been made but were not.

December 24, 1996

                   KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS

Supplement to Prospectus for Metropolitan Life Separate Account E for Preference Plus Group and Individual Annuity Contracts dated May 1, 1996.

1. The second and third sentences of the first paragraph under "PURCHASE
   PAYMENTS: ARE THERE SPECIAL RULES CONCERNING THE FIRST PAYMENT AND OTHER ADMINISTRATIVE DETAILS THAT YOU SHOULD KNOW?" on B-PPA-13 are changed to read as follows:

   All purchase payments and all requests you may have concerning the Contracts, like a change in beneficiary, should be sent to one of our "Designated Office(s)." We will provide you with information indicating which Designated Office to contact regarding various matters and the addresses for these Offices.

2. Add the following paragraph as the last item under "WITHDRAWALS AND TRANSFERS" on page B-PPA-15 and just before "DEDUCTIONS AND CHARGES":

   CAN MINIMUM DISTRIBUTION PAYMENTS BE MADE ON A PERIODIC BASIS?

   Yes. You may request that we make minimum distribution payments to you on a periodic basis. However, you must meet certain total Account Balance minimums at the time you request periodic minimum distribution payments.

3. Add the following subsection (c) to section 10 under "EXEMPTIONS FROM EARLY WITHDRAWAL CHARGES" on B-PPA-18:

   (c) For certain TSA Contracts, if you retired before the TSA Contract is purchased (including amounts transferred into the TSA Contract from other investment vehicles on a tax free basis plus earnings on such amounts).

4. Add the following sentence at the end of section 11 under "EXEMPTIONS FROM EARLY WITHDRAWAL CHARGES" on B-PPA-18:

   For certain TSA Contracts, if you separated from service before the TSA Contract is purchased (including amounts transferred into the TSA Contract from other investment vehicles on a tax free basis plus earnings on such amounts).

5. Add the following paragraph at the top of the right column on B-PPA-26 just before "DOES METLIFE ADVERTISE THE PERFORMANCE OF THE SEPARATE ACCOUNT?"

   We also make payments to our licensed agents based upon the total Account Balances of the Contracts assigned to the agent. Under the program, we pay an amount up to .21% of the total Account Balances of the Contracts, other registered variable annuity contracts and certain mutual fund account balances. These asset based commissions compensate the agent for servicing the Contracts. These payments are not made for Income Annuities.

6. The third sentence of the first complete paragraph on page B-PPA-27 is changed to read as follows:

   Under the "EQUITY GENERATOR," an amount equal to the interest earned during a specified interval (i.e., monthly, quarterly) in the Fixed Interest Account is transferred to the Stock Index Division or the Aggressive Growth Division.

December 24, 1996

                   KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS

Supplement to Prospectus for Metropolitan Life Separate Account E for Enhanced Preference Plus Group Annuity Contracts dated May 1, 1996.

1. The second and third sentences of the first paragraph under "PURCHASE
   PAYMENTS: ARE THERE SPECIAL RULES CONCERNING THE FIRST PAYMENT AND OTHER ADMINISTRATIVE DETAILS THAT YOU SHOULD KNOW?" on C-PPA-12 are changed to read as follows:

   All purchase payments and all requests you may have concerning the Contracts, like a change in beneficiary, should be sent to one of our "Designated Office(s)." We will provide you with information indicating which Designated Office to contact regarding various matters and the addresses for these Offices.

2. Add the following sentence after the second sentence of "CAN YOU MAKE SYSTEMATIC WITHDRAWALS?" on page C-PPA-14:

   Starting on or about April 1, 1997, SWIP will also be available, if approved in your state, for the Enhanced IRA and Enhanced Non-Qualified Contracts.

3. Add the following paragraph as the last item under "WITHDRAWALS AND TRANSFERS" on page C-PPA-15 and just before "DEDUCTIONS AND CHARGES":

   CAN MINIMUM DISTRIBUTION PAYMENTS BE MADE ON A PERIODIC BASIS?

   Yes. You may request that we make minimum distribution payments to you on a periodic basis. However, you must meet certain total Account Balance minimums at the time you request periodic minimum distribution payments.

4. Delete the sentence at subsection 16 under "EXEMPTIONS FROM EARLY WITHDRAWAL CHARGES" on page C-PPA-18 and substitute the following:

   16. Nursing Home or Terminal Illness: For the Enhanced IRA and Non-Qualified Contracts, to the first withdrawal if you or your spouse (A) is a resident in certain nursing home facilities for at least 90 consecutive days or (B) has been diagnosed as terminally ill and is expected to die within twelve months, but only if this provision has been approved by your state.

5. Add the following paragraph at the top of the second column on C-PPA-25 just before "DOES METLIFE ADVERTISE THE PERFORMANCE OF THE SEPARATE ACCOUNT?"

   We also make payments to our licensed agents based upon the total Account Balances of the Contracts assigned to the agent. Under the program, we pay an amount up to .21% of the total Account Balances of the Contracts, other registered variable annuity contracts and certain mutual fund account balances. These asset based commissions compensate the agent for servicing the Contracts. These payments are not made for Income Annuities.

6. The third sentence of the first complete paragraph on page C-PPA-26 is changed to read as follows:

   Under the "Equity Generator," an amount equal to the interest earned during a specified interval (i.e., monthly, quarterly) in the Fixed Interest Account is transferred to the Stock Index Division or the Aggressive Growth Division.

December 24, 1996

                   KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS

Supplement to Prospectus for Metropolitan Life Separate Account E for Enhanced TSA, Enhanced Non-Qualified, Enhanced IRA and Enhanced 403(a) Preference Plus and Financial Freedom Account Group Annuity Contracts dated May 1, 1996.

1. The figure for Accumulation Unit Value End of Year 1995 on page FFA-13 under the "ENHANCED TSA, ENHANCED NON-QUALIFIED AND ENHANCED 403(A) PREFERENCE PLUS CONTRACTS (A)" for Fidelity Equity-Income Division is changed to "$21.19."

2. The figure for Accumulation Unit Value End of Year 1995 on page FFA-14 under "FINANCIAL FREEDOM ACCOUNT CONTRACTS FOR FIDELITY EQUITY-INCOME DIVISION" is changed to "$21.19."

3. The second and third sentences of the first paragraph under "PURCHASE
   PAYMENTS: ARE THERE SPECIAL RULES CONCERNING THE FIRST PAYMENT AND OTHER ADMINISTRATIVE DETAILS THAT YOU SHOULD KNOW?" on FFA-20 are changed to read as follows:

   All purchase payments and all requests you may have concerning the Contracts, like a change in beneficiary, should be sent to one of our "Designated Office(s)." We will provide you with information indicating which Designated Office to contact regarding various matters and the addresses for these Offices.

4. Add the following paragraph as the last item under "WITHDRAWALS AND TRANSFERS" on page FFA-23 and just before "DEDUCTIONS AND CHARGES":

   CAN MINIMUM DISTRIBUTION PAYMENTS BE MADE ON A PERIODIC BASIS?

   Yes. You may request that we make minimum distribution payments to you on a periodic basis. However, you must meet certain total Account Balance minimums at the time you request periodic minimum distribution payments.

5. Add the following paragraph after the second complete paragraph on FFA-34 just before "DOES METLIFE ADVERTISE THE PERFORMANCE OF THE SEPARATE ACCOUNT?"

   We also make payments to our licensed agents based upon the total Account Balances of the Contracts assigned to the agent. Under the program, we pay an amount up to .21% of the total Account Balances of the Contracts, other registered variable annuity contracts and certain mutual fund account balances. These asset based commissions compensate the agent for servicing the Contracts. These payments are not made for Income Annuities.

6. The third sentence of the third paragraph under "DOES METLIFE ADVERTISE THE PERFORMANCE OF THE SEPARATE ACCOUNT?" on page FFA-35 is changed to read as follows:

   Under the "Equity Generator," an amount equal to the interest earned during a specified interval (i.e., monthly, quarterly) in the Fixed Interest Account is transferred to the Stock Index Division or the Aggressive Growth Division.

7. Add the following after the last paragraph of the right column on FFA-35:

   "ARE THERE SPECIAL CHARGES THAT APPLY IF YOUR RETIREMENT PLAN TERMINATES ITS CONTRACT OR TAKES OTHER ACTION?"

  Under certain Enhanced TSA Preference Plus Contracts, amounts equal to some or all of the early withdrawal charge imposed under a contract of another issuer in connection with the transfer of money into an Enhanced TSA Preference Plus Contract may be credited to your Account Balance. If such amounts are credited to an Enhanced TSA Preference Plus Contract, special termination charges may be imposed. These charges may also apply if the plan introduces other funding vehicles provided by other carriers. Charges are not imposed on plan participants; but rather are absorbed by the Contractholder. Therefore, under the Contract, the participant will incur only the

December 24, 1996

                   KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS withdrawal charges, if applicable, otherwise discussed in this prospectus. The charges to the plan are imposed on the amount initially transferred to MetLife for the first seven years according to the schedule in the following table:

                              DURING CONTRACT YEAR

                                                                                              8 &
      1         2            3            4            5            6            7           BEYOND
     ----      ----         ----         ----         ----         ----         ----         ------
     5.6%      5.0%         4.5%         4.0%         3.0%         2.0%         1.0%           0%

  The charge to the plan, for partial withdrawals, is determined by multiplying the amount of the withdrawal that is subject to the charge by the applicable percentage shown above.

December 24, 1996

                   KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS

Supplement to Metropolitan Life Separate Account E Preference Plus and Financial Freedom Account Group and Individual Annuity Contracts Statement of Additional Information dated May 1, 1996.

1. Add the following sentence after the sentence under "Services" on page 2:

  When Metropolitan Life provides administrative services to group contracts, such services may be provided to a group on a basis more favorable than that otherwise made available to other groups.

2. The third sentence of the third full paragraph on the right column under "Performance Data" on page 4 is changed to read as follows:

  Under the "Equity Generator," an amount equal to the interest earned during a specified interval (i.e., monthly, quarterly) in the Fixed Interest Account is transferred to the Stock Index Division or the Aggressive Growth Division.

3. Performance numbers for the Fidelity Equity-Income Division under the heading "For the Period January 1, 1995 to December 31, 1995--Enhanced Preference Plus Contracts (with Sales Load) (20% Free Corridor Version)" on page 7 are changed as follows:

                                                      CHANGE IN
                                                     ACCUMULATION AVERAGE ANNUAL
                                                      UNIT VALUE   TOTAL RETURN
                                                     ------------ --------------
     Fidelity Equity-Income Division................    $33.78        $28.65

4. Performance numbers for the Fidelity Equity-Income Division under the heading "For the Period Inception to December 31, 1995--Enhanced Preference Plus Contracts (With Sales Load) (20% Free Corridor Version)" on page 8 are changed as follows:

                                                      CHANGE IN
                                         CHANGE IN   ACCUMULATION
                                        ACCUMULATION  UNIT VALUE  AVERAGE ANNUAL
                              INCEPTION  UNIT VALUE   ANNUALIZED   TOTAL RETURN
                              --------- ------------ ------------ --------------
     Fidelity Equity-Income
     Division................  5/1/92      $80.03       $17.38        $16.93

5. Performance numbers for the Fidelity Equity-Income Division under the heading "For the Period January 1, 1995 to December 31, 1995--Financial Freedom Account Contracts" on page 9 are changed as follows:

                                                      CHANGE IN
                                                     ACCUMULATION AVERAGE ANNUAL
                                                      UNIT VALUE   TOTAL RETURN
                                                     ------------ --------------
     Fidelity Equity-Income Division................    $33.78        $33.78

6. Performance numbers for the Fidelity Equity-Income Division under the heading "For the Period Inception to December 31, 1995--Financial Freedom Account Contracts" on page 9 are changed as follows:

                                                      CHANGE IN
                                         CHANGE IN   ACCUMULATION
                                        ACCUMULATION  UNIT VALUE  AVERAGE ANNUAL
                              INCEPTION  UNIT VALUE   ANNUALIZED   TOTAL RETURN
                              --------- ------------ ------------ --------------
     Fidelity Equity-Income
      Division...............  5/1/92     $111.90       $18.14        $18.14

December 24, 1996

                        KEEP THIS SUPPLEMENT WITH YOUR
                      STATEMENT OF ADDITIONAL INFORMATION